Note 22 - Other Expenses (Details Textual) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Employee benefits expense recognised in administrative expense	$ 80.4	$ 93.8
Employee benefits expense recognised in selling and marketing expense	$ 153.4	$ 162.1